Annual Total Returns (Vanguard Managed Payout Growth and Distribution Fund - Investor Shares Retail) (Vanguard Managed Payout Growth and Distribution Fu, Vanguard Managed Payout Growth and Distribution Fund - Investor Shares)
12 Months Ended
Dec. 31, 2012
Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Annual Total Return
2012	11.02%
2011	0.69%
2010	13.67%
2009	23.51%